UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 23
                  Stockholm, Sweden

Form 13F File Number:               028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Michael Oporto                          Mr. Henry Gooss
Title:            Attorney-in-Fact                            Attorney-in-Fact
Phone:            212.515.9000                                212.515.9000

Signature, Place, and Date of Signing:
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
/s/ Michael Oporto                  New York, New York                           November 13, 2006
---------------------------         --------------------------                  -------------------
[Signature]                                 [City, State]                            [Date]

/s/ Henry Gooss                     New York, New York                           November 13, 2006
---------------------------         --------------------------                  -------------------
[Signature]                                 [City, State]                            [Date]

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   4
                                                            ----------
Form 13F Information Table Entry Total:                             14
                                                            ----------
Form 13F Information Table Value Total:                        $64,067
                                                            ----------
                                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NO.            FORM 13F FILE NUMBER        NAME
    ------------   ------------------------    ----------------------------

    1.             Not known                   Investor Trading AB

    2.             Not known                   Investor Growth Capital Limited

    3.             Not known                   Investor Group L.P.

    4.             Not known                   Investor Group Asia, L.P.






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
                                                                    Investor AB
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2006


                                                                                INVESTMENT DISCRETION        VOTING AUTHORITY

                        TITLE OF             FAIR MARKET SHARES/ SH/
                          CLASS  CUSIP NUMBER    VALUE    PRN   PRN PUT/      SHARED  SHARED OTHER
ISSUER                                         (X 1000S) AMOUNT     CALL SOLE DEFINED OTHER  MANAGERS     SOLE      SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology Inc      COM     031652100  $ 6,489 1,260,000  SH            Defined          2, 4     1,260,000
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology Inc      COM     031652100     $170   200,000  SH  PUT       Defined          2, 4       200,000
Options November 2006,
strike 5
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli and Co          COM     532457108     $741    13,000  SH            Defined             1        13,000
-----------------------------------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals      COM     26881Q309     $737   178,015  SH            Defined          2, 3       178,015
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation  COM     25179M103   $6,315   100,000  SH            Defined             1       100,000
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp                  COM     268648102     $599    50,000  SH            Defined             1        50,000
-----------------------------------------------------------------------------------------------------------------------------------
International Business    COM     459200101   $2,049    25,000  SH            Defined             1        25,000
Machines Corp (IBM)
-----------------------------------------------------------------------------------------------------------------------------------
ISTA Pharmaceuticals Inc. COM NEW 45031X204  $16,336 2,754,851  SH            Defined          2, 3     2,754,851
-----------------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc.              COM     501577100   $6,737   180,048  SH            Defined          2, 3       180,048
-----------------------------------------------------------------------------------------------------------------------------------
LifeCell Corporation      COM     531927101  $11,484   356,416  SH            Defined          2, 3       356,416
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.           COM     585055106     $975    21,000  SH            Defined             1        21,000
-----------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.       COM     690732102     $362    11,000  SH            Defined             1        11,000
-----------------------------------------------------------------------------------------------------------------------------------
Santarus, Inc.            COM     802817304  $10,469 1,410,952  SH            Defined          2, 3     1,410,952
-----------------------------------------------------------------------------------------------------------------------------------
Thomas Weisel Partners
Grp I                     COM     884481102     $604    37,661  SH      Sole                               37,661
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                      $64,067
(in thousands)

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